Shareholders’ Equity (Deficit) (Details Narrative) - shares	12 Months Ended
	Mar. 31, 2025	Jan. 07, 2025	Mar. 31, 2024
Equity [Abstract]
Ordinary share, shares authorized	168,000,000	168,000,000	168,000,000
Ordinary share voting rights, description	Each holder of ordinary shares shall be entitled to one vote for each share held as of the record date
Ordinary share, shares issued	42,210,000	42,210,000	42,210,000
Ordinary share, shares outstanding	42,210,000		42,210,000